Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Foreign currency translation expense (recovery) tax	(1,049)	149
Change in fair value of cash flow hedge, tax	7,638	5,103
Change in unrealized pension and other post-retirement expense (recovery), tax	(22,446)	10,896